Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Listed and Unlisted Options

Set out below are summaries of all listed and unlisted options, including those issued under OIP:

	2025		2024		2023
	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options

As at 1 July	0.28	13,506,120	0.27	12,879,720	0.37	19,873,877
Granted during the year	0.14	3,000,000	0.25	1,000,000	0.12	1,430,000
Exercised during the year	-	-	0.12	(200,000)	-	-
Forfeited/lapsed during the year	0.12	(8,016,120)	0.18	(173,600)	0.48	(8,424,157)
As at 30 June	0.38	8,490,000	0.28	13,506,120	0.27	12,879,720
Vested and exercisable at 30 June	0.43	7,153,384	0.28	13,326,632	0.27	12,610,802

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

		Exercise price		Share options	Share options	Share options
Grant date	Expiry date	(A$ unless stated otherwise)		30 June 2025	30 June 2024	30 June 2023

2019-05-23 (warrants)	2024-05-23	USD	0.125	-	-	173,600
2019-07-16 (warrants)	2024-07-16	USD	0.125	-	116,120	116,120
2020-10-29	2024-04-14		0.120	-	7,900,000	8,100,000
2020-07-24 (warrants)	2025-07-21	USD	0.5859	2,560,000	2,560,000	2,560,000
2021-10-26	2025-10-26		0.250	500,000	500,000	500,000
2022-06-27	2026-06-27		0.120	1,430,000	1,430,000	1,430,000
2023-11-21	2027-11-21		0.250	1,000,000	1,000,000	-
2024-11-18	2028-06-19		0.130	1,000,000	-	-
2024-11-18	2028-08-20		0.145	2,000,000	-	-

Total				8,490,000	13,506,120	12,879,720

Weighted average remaining contractual life of options outstanding at end of period				1.58	0.71	1.35

Schedule of Options Granted Under OIP

The model inputs for options granted under OIP and issued during the year ended June 30, 2025 included:

					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2024-11-18	2028-06-19	0.130	1,000,000		0.079	75.72%	0.00%	4.15%	0.0350
2024-11-18	2028-08-20	0.145	2,000,000		0.079	74.51%	0.00%	4.15%	0.0334
			3,000,000	*

*	1,000,000 options each granted to Dr. Jeannette Joughin on 19 June 2024, Mr. Daniel Pollock and Prof. Ravi Savarirayan on 20 August 2024 were approved by shareholders at the 2024 annual general meeting held on 18 November 2024.
					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2023-11-21	2027-11-21	0.250	1,000,000		0.080	119.21%	0.00%	4.09%	0.0511
			1,000,000	*

*	1,000,000 options granted to Mr. Paul Brennan on 16 March 2022 were approved by shareholders at the 2023 annual general meeting held on 21 November 2023.

Schedule of Total Expenses Arising from Share-Based Payment Transactions

Total expenses arising from share-based payment transactions recognized during the period were as follows:

	2025 A$	2024 A$	2023 A$
Options issued under OIP	64,755	3,299	104,753
Performance rights issued under OIP[1]	239,488	-	122,201
	304,243	3,299	226,954

[1]

Performance rights which can be settled in shares, were granted to key management personnel and employees during the year. The expense for the year ended 30 June 2025 was $239,488. The performance rights are based on non-market weighted key performance indicators (KPIs) and have been expensed over the service period, based on an estimate of KPIs that are expected to be achieved. The performance rights are expected to vest between one and five years.

During the financial year ended 30 June 2023, it was agreed that performance bonus for selected employees for the year would be paid in performance rights rather than cash. Performance rights to be issued to employees are long-term incentives under OIP.